SUMMARY OF GEOGRAPHICAL INFORMATION (Details)	12 Months Ended
	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Other income	$ 1,564,456		$ 1,140,647		$ 1,019,769
Cost of goods sold	(361,027)		(251,511)		(276,267)
Finance costs	(14,049)		(14,823)		(20,031)
Laboratory, research and development costs	(3,109,383)		(2,477,578)		(2,360,762)
General and administrative expenses	(4,158,319)		(4,058,557)		(3,830,198)
Income tax expenses
Loss for the period	(7,077,619)		(6,294,775)
Net other gains			(5,522)		$ (407,482)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	120,554		9,864
Other income	1,564,456		1,140,647
Cost of goods sold	(361,027)		(251,511)
Total segment revenue & other income	1,323,983		893,478
Depreciation and amortization	(100,124)		(65,148)
Finance costs	(14,049)		(14,823)
Share-based payments	(714,577)		14,442
Laboratory, research and development costs	(2,851,468)		(2,477,578)
General and administrative expenses	(3,389,464)		(4,058,559)
Other operating expenses	(1,119,446)		(385,802)
Depreciation for right-of-use assets	(212,474)		(200,785)
Total segment expenses	(8,401,602)		(7,188,253)
Income tax expenses
Loss for the period	(7,077,619)		(6,098,930)
Total Segment Assets	22,971,688		15,632,979
Total Segment Liabilities	(1,438,653)		(1,640,372)
Net other gains			(5,522)
Operating segments [member] | AUSTRALIA
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers	102,416		3,160
Other income	1,308,043		1,130,881
Cost of goods sold	(351,971)		(243,506)
Total segment revenue & other income	1,058,488		885,013
Depreciation and amortization	(99,719)		(65,148)
Finance costs	(4,360)		(1,221)
Share-based payments	(714,577)		14,442
Laboratory, research and development costs	(2,702,313)		(2,310,815)
General and administrative expenses	(3,381,808)		(4,046,264)
Other operating expenses	(723,890)		(159,009)
Depreciation for right-of-use assets	(191,671)		(200,785)
Total segment expenses	(7,818,338)		(6,768,800)
Income tax expenses
Loss for the period	(6,759,850)		(5,687,942)
Total Segment Assets	22,628,506		15,329,955
Total Segment Liabilities	$ (1,347,007)		(1,427,051)
Net other gains			$ (5,522)
Operating segments [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Revenue from contracts with customers		$ 18,138		$ 6,704
Other income		256,413		9,766
Cost of goods sold		(9,056)		(8,005)
Total segment revenue & other income		265,495		8,465
Depreciation and amortization		(405)
Finance costs		(9,689)		(13,602)
Share-based payments
Laboratory, research and development costs		(149,155)		(166,763)
General and administrative expenses		(7,656)		(12,295)
Other operating expenses		(395,556)		(226,793)
Depreciation for right-of-use assets		(20,803)
Total segment expenses		(583,264)		(419,453)
Income tax expenses
Loss for the period		$ (317,769)		(410,988)
Total Segment Assets						$ 343,182	$ 303,024
Total Segment Liabilities						$ (91,646)	$ (213,321)
Net other gains